Organization	12 Months Ended
Dec. 31, 2023
Organization [Abstract]
ORGANIZATION

1.      ORGANIZATION

Bitfufu Inc. (“BitFuFu” together with its consolidated subsidiaries, the “Company”) was incorporated in the Cayman Islands on February 16, 2022 under the Cayman Islands Companies Law as an exempted company.

Finfront Holding Company (’‘Finfront’’) was incorporated in the Cayman Islands on July 22, 2021 under the Cayman Islands Companies Law as an exempted company with limited liability. Ethereal Tech Pte. Ltd. (“Ethereal Singapore”) was incorporated in Singapore on May 8, 2018 and was acquired by Finfront in October 2021 and became a wholly-owned subsidiary of Finfront in connection with a corporate reorganization. Ethereal Tech US Corporation (“Ethereal US”) was incorporated in the State of Delaware on December 15, 2021 as a wholly-owned subsidiary of Finfront. Lonshi Tech Canada Limited was incorporated on November 22, 2022 as a wholly-owned subsidiary of Ethereal Singapore.

The Company operates under the trade name of “BitFuFu”. The Company is a fast-growing digital asset mining service and cloud-mining service provider, dedicated to fostering a secure, compliant, and transparent blockchain infrastructure. The Company also provides a variety of stable and intelligent digital asset mining solutions, including one-stop cloud-mining services and miner hosting services to institutional customers and individual digital asset enthusiasts. The Company maintains a fleet of advanced Bitcoin miners for efficient cloud-mining on behalf of its customers and self-mining for its own account, allowing it to seamlessly adjust business strategies and reduce risk exposure.

As of the date of this report, the details of the Company’s principal subsidiaries are as follows:

Entity	Date of incorporation/ acquisition	Place of incorporation	Percentage of direct or indirect ownership by the Company	Principal activities
			Direct
Subsidiaries:
Finfront Holding Company (“Finfront”)	July 22, 2021	Cayman Islands	100%	Investment holding
Ethereal Tech Pte. Ltd. (“Ethereal Singapore”)	October 22, 2021	Singapore	100%	Provision of cloud mining services, miner hosting services, mining equipment sales and lease and sourcing services for mining equipment sales
Ethereal Tech US Corporation (“Ethereal US”)	December 15, 2021	United States	100%	Provision of self-mining activities
Lonshi Tech Canada Limited (“Lonshi”)	November 22, 2022	Canada	100%	Dormant